Inventory (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory	$ 338,995	$ 233,510	$ 795,824
Inventory, Raw Materials and Supplies, Gross	242,377	132,785
Inventory, Finished Goods, Gross	$ 96,618	$ 100,725